CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Related parties	$ 324	$ 324	$ 286
Non-related parties	48,624	64,345	56,447
Total revenue	48,948	64,669	56,733
Cost of sales and services	(21,739)	(30,262)	(23,201)
Gross profit	27,209	34,407	33,532
Impairment loss on IPP solar parks	(2,886)	(4,541)	(5,221)
Impairment loss on Inventory	(152)
Provision on receivables and non-current assets	(983)	(626)
Selling expenses	(1,846)	(2,610)	(554)
Administrative expenses	(22,462)	(27,948)	(25,110)
Other operating income	789	25,630	2,068
Profit (loss) from operations	(331)	24,312	4,715
Investment income	688	580	7,891
Other losses	(1,500)	(22,397)	(39,986)
Finance costs	(15,924)	(17,330)	(12,200)
Loss before taxation	(17,067)	(14,835)	(39,580)
Income tax (expense) credit	(24,945)	(7,285)	6,530
Loss for the year	(42,012)	(22,120)	(33,050)
Other comprehensive (loss) income that may be subsequently reclassified to profit or loss:
Currency translation difference	5,887	(3,190)	5,579
Total comprehensive loss for the year	(36,125)	(25,310)	(27,471)
Loss for the year attributable to owners of the Company	(42,061)	(21,955)	(33,171)
(Loss) profit for the year attributable to non-controlling interests	49	(165)	121
Total comprehensive (loss) income attributable to:
Owners of the Company	(36,187)	(25,226)	(26,738)
Non-controlling interests	62	(84)	(733)
Total comprehensive loss for the year	$ (36,125)	$ (25,310)	$ (27,471)
Loss per share—Basic and diluted	$ (0.10)	$ (0.05)	$ (0.10)